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THE YACKTMAN FUNDS

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                                                              1ST QUARTER REPORT
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                                                                  MARCH 31, 1998


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This report is submitted for the general information of shareholders of The
Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Please read the Prospectus carefully.



THE YACKTMAN FUNDS, INC.
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MESSAGE TO SHAREHOLDERS
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(photo)

Dear Shareholder:

  For investors who purchased shares at The Yacktman Fund's inception in July, 1992 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $22.37 by the end of the first quarter. The Yacktman Fund had a 8.1% return for the first quarter of 1998 as compared to a 14.0% return for the
S&P 500.

  For investors who purchased shares at The Yacktman Focused Fund's inception on May 1, 1997 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $12.89 by the end of the first quarter. This represents a cumulative return of 28.9%, which compares to a 39.7% cumulative return for the S&P 500 for the same period. The Yacktman Focused Fund had an 11.7% return for the first quarter of 1998.

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                                           THE               S&P 500
                                      YACKTMAN FUND         ANNUALIZED
TIME PERIOD                        ANNUALIZED RETURNS       RETURNS
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One Year (4/30/97 - 3/31/98)             23.6%               48.0%
Since low price for Fund
     (8/12/93 - 3/31/98)                 22.7%               24.2%
Five Years (4/30/93 - 3/31/98)           17.3%               22.4%
Since Inception (7/6/92 - 3/31/98)       15.1%               21.5%

The above past performance is not predictive of future results. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

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  The first quarter was a good year for the market. The first quarter return of
14% for the market, as measured by the S&P 500, exceeds the historical compound ANNUAL rate since 1926 of 11% for the stocks of larger companies. We are clearly in unchartered waters with the traditional valuation ratios of price to earnings, to dividends, to book, and to sales at all-time highs. Likewise, we are also at an all-time high on corporate returns on equity.
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THE YACKTMAN FUNDS, INC.
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  Last summer my son-in-law worked with some mentally handicapped young men in
Indianapolis. Since it had rained on both the Sunday before Memorial Day and Memorial Day, many ticket holders of the Indy 500 left town, and he was able to take these young men, free of charge, on Tuesday to the race and sit in the front row. They enjoyed the race, but as they left, they noticed their clothes had been sprayed with oil because they had been too close to the cars.

  In a way, many investors are acting like the drivers at the Indy 500 holding their right foot to the floor. The speed is unsustainable, but each driver is afraid to take his foot off the gas pedal for fear he will fall behind the other cars. Even though the fans are cheering the drivers on to even greater speeds, the spectators too close to the fast cars are likely to find themselves oil stained after the race is over (i.e., holding stocks with drastically reduced prices).

  Will Rogers once said, "Return on capital is not as important as return of capital." Our goals continue to be to first protect our shareholders' capital and secondly to make money by buying profitable, well-managed businesses when their shares are selling at depressed prices. As is the case with our largest holding, Philip Morris, some of our stocks may not be popular at this point, but they are still very profitable businesses whose share prices we believe will ultimately reflect their underlying profitability.

  Right now there is a significant difference in market valuations between the very popular stocks and the very unpopular ones. For example, the marketplace values Microsoft at twice what it values Philip Morris, yet Philip Morris generates more operating cash flow than Microsoft's REVENUES. Pfizer sells at over $100 a share versus $32 for First Data. However, if the non-cash item of goodwill is added to First Data's earnings, it would have a higher earnings per share than Pfizer. Such disparities remind me of other "Nifty 50" time periods, which eventually came to dramatic ends with substantial declines in stock prices.

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  Overall the weighted price/earnings (P/E) ratios for the Funds are:
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                           PRICE/EARNINGS   DISCOUNT FROM
                            (P/E) RATIOS     S&P 500 P/E
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The Yacktman Fund                16.6           23.1%
The Yacktman Focused Fund        16.4           24.1%
S&P 500                          21.6             -

The above P/E ratios are weighted by market capitalization and based upon estimated 1998 earnings. The estimated earnings for the above P/E ratios are the consensus forecasts of the institutional analysts as reported each week in the New York and NASDAQ/American Stock Exchange Daily Graphs booklets.

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  We continue to earn good absolute returns, and someday our pace car approach will catch the formula race cars (i.e., high P/E and earnings momentum investors), which frequently succumb to the excesses and stress of high speed driving. While admittedly our pace car approach is less glamorous and exciting, we believe we have our direction and strategy clearly in place.

Sincerely,

/s/Donald A. Yacktman

Donald A. Yacktman

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THE YACKTMAN FUND
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TOP TWELVE EQUITY HOLDINGS
March 31, 1998

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                                  PERCENTAGE OF
                                   NET ASSETS
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  Philip Morris Cos., Inc.           14.3%
  First Data Corp.                   10.1%
  Department 56, Inc.                 5.5%
  Franklin Covey Co.                  5.1%
  Reebok International Ltd.           4.7%
  Fruit of the Loom, Inc.             4.6%
  United Asset Management Corp.       4.6%
  First Health Group Corp.            4.1%
  Intimate Brands, Inc.               4.1%
  Dentsply International, Inc.        4.0%
  Clorox Co.                          4.0%
  Bandag, Inc., Class A               3.9%
                                     -----
  TOTAL                              69.0%



THE YACKTMAN FUND
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PURCHASES & SALES
For the Quarter Ended March 31, 1998

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                                        NET SHARES           CURRENT
PURCHASES                               PURCHASED          SHARES HELD
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Dentsply International, Inc.             898,000            1,285,000

First Health Group Corp.                 115,700              750,000

Jostens, Inc.                            505,000            1,010,000

Reuters Holdings ADS                     200,000              344,500

Rollins, Inc.                            130,100            1,255,000

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                                        NET SHARES           CURRENT
SALES                                      SOLD            SHARES HELD
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A.C. Nielsen Corp.                       698,000              632,000

AnnTaylor Stores Corp.                   486,000              375,000



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                                        NET SHARES           CURRENT
SALES (CONT'D.)                            SOLD            SHARES HELD
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Clorox Co.                               110,000              460,000

Columbia/HCA Healthcare Corp.          1,000,000                    _

De Beers Consolidated Mines              495,300                    _
   Limited ADR

Department 56, Inc.                      360,000            1,430,000

First Data Corp.                          93,900            3,100,000

Franklin Covey Co.                       192,100            2,077,900

Fruit of the Loom, Inc.                  425,000            1,500,000

Hussmann International, Inc.*            687,500              250,000

International Dairy Queen, Inc.          795,000                    _

Intimate Brands, Inc.                    570,000            1,495,000

Liz Claiborne, Inc.                      236,000                    _

Luxottica Group ADR                       66,200                    _

Midas, Inc.*                             312,500                    _

The PMI Group, Inc.                      100,000                    _

Reebok International Ltd.                245,000            1,515,000

Reynolds & Reynolds, Class A              95,000                    _

United Asset Management Corp.            340,000            1,660,000

Valassis Communications, Inc.            369,000              381,000

Whitman Corp.                            125,000            1,875,000

* Spin-off from Whitman Corp. on 1/30/98.

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THE YACKTMAN FUND
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PORTFOLIO OF INVESTMENTS
March 31, 1998 (Unaudited)

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                                          NUMBER
                                        OF SHARES             VALUE
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COMMON STOCKS - 92.2%

APPAREL/SHOES - 9.3%
Fruit of the Loom, Inc.*               1,500,000          $45,937,500
Reebok International Ltd.*             1,515,000           46,207,500
                                                          -----------
                                                           92,145,000
                                                          -----------

CONGLOMERATES - 3.7%
Whitman Corp.                          1,875,000           37,031,250
                                                          -----------

CONSUMER GOODS - 8.0%
Department 56, Inc.*                   1,430,000           54,340,000
Jostens, Inc.                          1,010,000           24,240,000
Topps Co. (The)*                         500,000            1,281,250
                                                          -----------
                                                           79,861,250
                                                          -----------

FINANCIAL SERVICES - 14.7%
First Data Corp.                       3,100,000          100,750,000
United Asset Management Corp.          1,660,000           45,235,000
                                                          -----------
                                                          145,985,000
                                                          -----------

FOOD/TOBACCO - 14.3%
Philip Morris Cos., Inc.               3,400,000          141,737,500
                                                          -----------

HOUSEHOLD PRODUCTS - 5.3%
Clorox Co.                               460,000           39,416,250
Tupperware Corp.                         480,000           12,780,000
                                                          -----------
                                                           52,196,250
                                                          -----------

INSURANCE - 1.6%
Selective Insurance Group                570,000           15,318,750
                                                          -----------

MANUFACTURING - 0.5%
Hussmann International, Inc.             250,000            4,687,500
                                                          -----------

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                                          NUMBER
                                        OF SHARES             VALUE
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MEDIA - 6.0%
A.C. Nielsen Corp.*                      632,000          $16,708,500
American Media, Inc., Class A*         1,200,000            9,450,000
King World Productions, Inc.*            400,000           11,700,000
Reuters Holdings ADS                     344,500           22,241,781
                                                          -----------
                                                           60,100,281
                                                          -----------

MEDICAL SERVICES - 4.1%
First Health Group Corp.*                750,000           40,687,500
                                                          -----------

MEDICAL SUPPLIES - 4.0%
Dentsply International, Inc.           1,285,000           40,075,937
                                                          -----------

RETAILING - 4.7%
AnnTaylor Stores Corp.*                  375,000            6,164,062
Intimate Brands, Inc.                  1,495,000           40,458,438
                                                          -----------
                                                           46,622,500
                                                          -----------

SERVICES - 12.1%
Block H&R, Inc.                          483,400           22,991,713
Franklin Covey Co.*                    2,077,900           50,518,944
Jenny Craig, Inc.*                       843,800            4,904,588
Rollins, Inc.                          1,255,000           26,198,125
Valassis Communications, Inc.*           381,000           15,621,000
                                                          -----------
                                                          120,234,370
                                                          -----------

TIRES AND RUBBER - 3.9%
Bandag, Inc., Class A                    734,700           39,168,693
                                                          -----------

TOTAL COMMON STOCKS
 (cost $708,660,439)                                      915,851,781
                                                          -----------

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THE YACKTMAN FUND
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PORTFOLIO OF INVESTMENTS (CONT'D.)
March 31, 1998 (Unaudited)

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                                        PRINCIPAL
                                          AMOUNT              VALUE
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COMMERCIAL PAPER - 7.1%

American Express
 5.58%, 4/2/98                       $10,000,000          $10,000,000
 5.69%, 4/3/98                         6,000,000            6,000,000
Ford Motor Credit Co.
 5.54%, 4/1/98                        10,000,000           10,000,000
 5.65%, 4/6/98                        12,000,000           12,000,000
General Electric Capital Corp.
 5.57%, 4/2/98                        10,000,000           10,000,000
 5.57%, 4/3/98                        12,000,000           12,000,000
 5.59%, 4/3/98                        10,000,000           10,000,000
                                                          -----------

Total Commercial Paper
   (cost $70,000,000)                                      70,000,000
                                                          -----------

DEMAND NOTES
(VARIABLE RATE) - 0.7%

General Mills, Inc.                      373,184              373,184
Johnson Controls, Inc.                 1,648,760            1,648,760
Pitney Bowes Credit Corp.              1,474,171            1,474,171
Sara Lee Corp.                           869,462              869,462
Warner-Lambert, Inc.                   3,014,251            3,014,251
                                                          -----------

Total Demand Notes
   (cost $7,379,828)                                        7,379,828
                                                          -----------

Total Investments - 100.0%
   (cost $786,040,267)                                    993,231,609
                                                          -----------

Other Assets less Liabilities - 0.0%                          203,211
                                                          -----------

Net Assets - 100% (equivalent
   to $15.11 per share based on
   65,747,484 shares outstanding)                        $993,434,820
                                                         ============

* Non-income producing

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THE YACKTMAN FOCUSED FUND
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PURCHASES & SALES
For the Quarter Ended March 31, 1998

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                                        NET SHARES            CURRENT
NEW PURCHASES                           PURCHASED           SHARES HELD
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Dentsply International, Inc.              80,000               80,000

First Health Group Corp.                  63,000               63,000

Jostens, Inc.                            100,000              100,000

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                                        NET SHARES            CURRENT
OTHER PURCHASES                         PURCHASED           SHARES HELD
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Franklin Covey Co.                        48,700              220,000

First Data Corp.                          20,000              200,000

Philip Morris Cos., Inc.                  40,000              200,000

Reebok International Ltd.                  8,700              100,000

Rollins, Inc.                             54,000              160,000

United Asset Management Corp.             20,000              120,000

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                                        NET SHARES            CURRENT
SALES                                      SOLD             SHARES HELD
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AnnTaylor Stores Corp.                   110,000               25,000

Columbia/HCA Healthcare Corp.             25,000                    _

Department 56, Inc.                       25,000              375,000

Intimate Brands, Inc.                     10,000              100,000

The PMI Group, Inc.                       32,600                    _
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THE YACKTMAN FOCUSED FUND
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PORTFOLIO OF INVESTMENTS
March 31, 1998 (Unaudited)

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                                          NUMBER
                                        OF SHARES             VALUE
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COMMON STOCKS - 84.1%

APPAREL/SHOES - 8.5%
Fruit of the Loom, Inc.*                 100,000           $3,062,500
Reebok International Ltd.*               100,000            3,050,000
                                                          -----------
                                                            6,112,500
                                                          -----------

CONGLOMERATES - 2.7%
Whitman Corp.+                           100,000            1,975,000
                                                          -----------

CONSUMER GOODS - 23.1%
Department 56, Inc.*+                    375,000           14,250,000
Jostens, Inc.                            100,000            2,400,000
                                                          -----------
                                                           16,650,000
                                                          -----------

FINANCIAL SERVICES - 13.6%
First Data Corp.                         200,000            6,500,000
United Asset Management Corp.            120,000            3,270,000
                                                          -----------
                                                            9,770,000
                                                          -----------

FOOD/TOBACCO - 11.6%
Philip Morris Cos., Inc.+                200,000            8,337,500
                                                          -----------

MEDICAL SERVICES - 4.7%
First Health Group Corp.*                 63,000            3,417,750
                                                          -----------

MEDICAL SUPPLIES - 3.5%
Dentsply International, Inc.              80,000            2,495,000
                                                          -----------

RETAILING - 4.3%
AnnTaylor Stores Corp.*                   25,000              410,938
Intimate Brands, Inc.                    100,000            2,706,250
                                                          -----------
                                                            3,117,188
                                                          -----------

SERVICES - 12.1%
Franklin Covey Co.*                      220,000            5,348,750
Rollins, Inc.                            160,000            3,340,000
                                                          -----------
                                                            8,688,750
                                                          -----------

Total Common Stocks
 (cost $54,347,404)                                        60,563,688
                                                          -----------

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                                        PRINCIPAL
                                          AMOUNT              VALUE
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COMMERCIAL PAPER - 2.8%

Ford Motor Credit Co.,
5.76%, 4/1/98                         $2,000,000           $2,000,000
                                                          -----------

Total Commercial Paper
   (cost $2,000,000)                                        2,000,000
                                                          -----------

DEMAND NOTES
(VARIABLE RATE) - 12.7%

American Family Financial Services       781,661              781,661
General Mills, Inc.                    1,517,789            1,517,789
Johnson Controls, Inc.                 2,184,719            2,184,719
Pitney Bowes Credit Corp.              2,023,682            2,023,682
Sara Lee Corp.                           563,198              563,198
Warner-Lambert, Inc.                     825,331              825,331
Wisconsin Electric Power Company       1,292,175            1,292,175
                                                          -----------

Total Demand Notes
   (cost $9,188,555)                                        9,188,555
                                                          -----------

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THE YACKTMAN FOCUSED FUND
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PORTFOLIO OF INVESTMENTS (CONT'D.)
March 31, 1998 (Unaudited)


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                                          NUMBER
                                       OF CONTRACTS            VALUE
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PUT OPTIONS PURCHASED - 0.3%

Philip Morris Cos., Inc.
  Expiring Jan. 1999 @ $26.625               320          $     8,000
  Expiring Jan. 1999 @ $33.375             1,080              118,130
  Expiring Jan. 2000 @ $35.00                200               62,500
                                                          -----------

Total Put Options Purchased
  (cost $354,586)                                             188,630
                                                          -----------

Total Investments - 99.9%
  (cost $65,890,545)                                       71,940,873
                                                          -----------


PUT OPTIONS WRITTEN - (0.4)%

First Data Corp.
  Expiring Aug. 1998 @ $30.00                500             (81,250)
NIKE, Inc., Class B
  Expiring Jan. 1999 @ $37.50                850            (196,562)
                                                          -----------

Total Put Options Written
  (premiums received $272,241                               (277,812)
                                                          -----------

Other Assets less Other Liabilities - 0.5%                    337,072
                                                          -----------

Net Assets - 100% (equivalent
  to $12.51 per share based on
  5,755,301 shares outstanding)                           $72,000,133
                                                          ===========

* Non-income producing
+ All or a portion of security pledged as collateral to cover written put options.

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FOR FUND INFORMATION AND
SHAREHOLDER SERVICES, CALL
1-800-525-8258

THE YACKTMAN FUNDS, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-5207
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YA-412-0498